Document and Entity Information	Jun. 24, 2025
Cover [Abstract]
Entity Registrant Name	GUARANTY BANCSHARES INC /TX/
Amendment Flag	false
Entity Central Index Key	0001058867
Document Type	8-K
Document Period End Date	Jun. 24, 2025
Entity Incorporation State Country Code	TX
Entity File Number	001-38087
Entity Tax Identification Number	75-1656431
Entity Address, Address Line One	16475 Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	(888)
Local Phone Number	572-9881
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	GNTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false